Note 19 - Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended March 31,
	2023	2022
	(in thousands, except per share amounts)
Loss per share available to common shareholders, excluding sponsor earn-out shareholders
Numerator:
Net loss	$(9,182)	$(11,053)
Net income attributable to redeemable noncontrolling interest	(15)	(617)
Net loss attributable to AvePoint, Inc.	$(9,197)	$(11,670)
Total net loss available to common shareholders	$(9,197)	$(11,670)
Denominator:
Weighted average common shares outstanding	182,818	182,833
Effect of dilutive securities	—	—
Weighted average diluted shares	182,818	182,833

Basic and diluted loss per share available to common shareholders, excluding sponsor earn-out shareholders	$(0.05)	$(0.06)

	Year Ended December 31,
	2022	2021	2020
	(in thousands, except per share amounts)
Loss per share available to common stockholders, excluding sponsor earn-out stockholders
Numerator:
Net loss	$(38,688)	$(33,245)	$(16,969)
Net income attributable to redeemable noncontrolling interest	(2,942)	(1,974)	(27)
Net loss attributable to AvePoint, Inc.	$(41,630)	$(35,219)	$(16,996)
Deemed dividends on preferred stock	—	(32,928)	(34,446)
Total net loss available to common stockholders	$(41,630)	$(68,147)	$(51,442)
Denominator:
Weighted average common shares outstanding	181,957	141,596	89,638
Effect of dilutive securities	—	—	—
Weighted average diluted shares	181,957	141,596	89,638
Basic and diluted loss per share available to common stockholders, excluding sponsor earn-out stockholders	$(0.23)	$(0.48)	$(0.57)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31,
	2023	2022
	(in thousands)
Stock options	29,437	30,437
Restricted stock units	13,246	9,369
Warrants	17,905	17,905
Company Earn-Outs	3,000	3,000
Total potentially dilutive securities	63,588	60,711

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Convertible preferred stock	—	—	42,001
Stock options	29,168	30,480	34,857
Restricted stock units	8,493	5,167	—
Warrants	17,905	17,905	—
Company Earn-Outs	3,000	3,000	—
Total potentially dilutive securities	58,566	56,552	76,858